Restructuring - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Corporate & Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 36	€ 160	€ 43	€ 174
Private & Commercial Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(13)	11	(39)	(7)
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	27	7	29	9
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 50	€ 182	€ 33	€ 181